Share-Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Options
Beginning Balance	339,936	349,936
Post vesting cancellations during the year	29,080	10,000
Ending Balance	310,856	339,936
Weighted-Average Exercise Price
Beginning Balance	$ 21.40	$ 21.39
Post vesting cancellations during the year	20.45	20.82
Ending Balance	$ 21.37	$ 21.40